Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Cash provided by (used in):
Net income	$ 16,672	$ 24,527
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	1,913	(111)
Stock-based compensation	75	204
Income tax provision	6,166	8,727
Interest income	(144,222)	(140,535)
Interest expense	90,466	87,725
Amortization	1,472	1,206
Accretion of discount on securities	(366)	(56)
Foreign exchange rate change on assets and liabilities	1,280	7,830
Interest received	146,084	136,601
Interest paid	(95,405)	(82,123)
Income taxes paid	(7,926)	(11,339)
Credit assets	(289,213)	(164,600)
Deposits	65,571	154,721
Change in other assets and liabilities	18,932	9,734
Cash flows from (used in) operating activities	(188,501)	32,511
Foreign exchange forward settlement	4,262	0
Sale of securities	189,348	63,749
Purchase of property and equipment	(721)	(16,353)
Cash flows from (used in) investing activities	192,889	47,396
Financing:
Issuance of common shares, net of issue costs	114,189	0
Redemption of subordinated notes payable	0	(5,000)
Dividends paid	(1,626)	(1,794)
Repayment of lease obligations	40	(357)
Cash flows from (used in) financing activities	112,603	(7,151)
Change in cash	116,991	72,756
Effect of exchange rate changes on cash	(2,060)	(6,190)
Cash, beginning of the period	225,254	132,242
Cash, end of the period	$ 340,186	$ 198,808